Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventories
Raw materials	$ 116,740	727,300	628,818
Work-in-progress	46,300	288,456	346,126
Finished goods	242,018	1,507,794	1,695,975
Total inventories	405,058	2,523,550	2,670,919
Inventory write-downs	$ 106,807	665,416	469,872	16,467